Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of December 31,
	2023	2024
	RMB	RMB

Short-term bank borrowings	19,500,000	50,500,000

	As of December 31,
	2023	2024
	RMB	RMB

Long-term bank borrowings	7,512,629	5,256,098
Less: Current portion of long-term bank borrowings	(1,993,168)	(792,548)

Long-term borrowings, excluding current portion	5,519,461	4,463,550

Schedule of Long-Term Bank Borrowings

The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2024 are as follows:

For the Years Ending December 31,	RMB

2025	792,548
2026	624,734
2027	624,734
2028	613,011
2029	487,825
2030 and thereafter	2,113,246
Total	5,256,098